Schedule of Deposits, Prepayments and Other Current Assets Movement of Allowance for Loss Account (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of the year	$ 2,192
(Reversal) addition during the year	(2,032)	2,192
Balance at end of the year	$ 160	$ 2,192